Account Payables and Accrued Expenses - Additional information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Jun. 30, 2019
Account Payables and Accrued Expenses
Losses on corporate guarantees	$ 0	$ 1,502	$ 3,070	$ 3,134
Guarantees recovered	833
Minimum lease payments recognized as expenses	2,303	3,120
Contingent rents	$ 423	$ 115